Membership Interests (Schedule of Changes to Membership Interests) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ 13,462	$ 14,208	$ 13,462	$ 13,462	$ 12,588
Net income	$ 324	$ 380		800	683	864	905	$ 770
Contributions from members				720	336	452	425	705
Distributions to members				(376)	(404)	(552)	(425)	(839)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)		1		2	2	3	2	3
Fair value hedges – unrealized (loss) gain of cross-currency swaps attributable to excluded components (net of tax)	3			12
Defined benefit pension plans	1			2	(20)	(18)	(33)	17
Balance	15,331			15,331		14,208	13,462	12,588
Reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income			(20)
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	15,093	13,893	13,624	14,388	13,624	13,624
Net income	324	380		800	683
Contributions from members	240	115		720	336
Distributions to members	(125)	(149)		(376)	(404)
Balance	15,532	14,239		15,532	14,239	14,388	13,624
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	(199)	(181)	(162)	(180)	(162)	(162)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)		1		2	2	3	2	3
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)				(13)
Fair value hedges – unrealized (loss) gain of cross-currency swaps attributable to excluded components (net of tax)	(3)			(12)
Defined benefit pension plans	1			(2)	(20)	(18)	(33)	$ 17
Balance	(201)	(180)		(201)	(180)	(180)	(162)
Membership Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	14,894	13,712	13,462	14,208	13,462	13,462
Net income	324	380		800	683
Contributions from members	240	115		720	336
Distributions to members	(125)	(149)		(376)	(404)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)		1		2	2
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)				(13)
Fair value hedges – unrealized (loss) gain of cross-currency swaps attributable to excluded components (net of tax)	(3)			(12)
Defined benefit pension plans	1			(2)	(20)
Balance	$ 15,331	$ 14,059		$ 15,331	$ 14,059	$ 14,208	$ 13,462
Reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income			$ 20